Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
General and administrative expenses	$ 1,122,613	$ 226,939	$ 408,721	$ 1,838,426	$ 632,131
General and administrative expenses – related party	30,000	35,000	35,000	90,000	65,000
Loss from operations	(1,152,613)	(261,939)	(443,721)	(1,928,426)	(697,131)
Other income (expenses):
Change in fair value of derivative warrant liabilities	(1,229,260)	(5,314,260)	(8,819,510)	22,908,150	(6,742,750)
Interest earned on investments held in Trust Account	1,523,302	8,698	9,643	1,992,035	18,341
Offering costs associated with derivative warrant liabilities			(592,641)		(592,641)
Loss upon issuance of Private Placement Warrants			(2,175,000)		(2,175,000)
Net income (loss)	(858,571)	(5,567,501)	(12,021,229)	22,971,759	(10,189,181)
Net income (loss) attributable to non-controlling interest in subsidiary	(33,022)	(214,135)	(462,355)	883,529	(391,892)
Net income (loss) attributable to Rice Acquisition Corp. II	$ (825,549)	$ (5,353,366)	$ (11,558,874)	$ 22,088,230	$ (9,797,289)
Class A Ordinary Shares
Other income (expenses):
Weighted average shares outstanding of ordinary shares (in Shares)	34,502,500	34,502,500	15,549,710	34,502,500	20,412,350
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.02)	$ (0.12)	$ (0.49)	$ 0.51	$ (0.35)
Class B Ordinary Shares
Other income (expenses):
Weighted average shares outstanding of ordinary shares (in Shares)	8,625,000	8,625,000	8,005,601	8,625,000	7,984,399
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.02)	$ (0.12)	$ (0.49)	$ 0.51	$ (0.35)